Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2016
Property and equipment, net
Schedule of property and equipment, net

	As of December 31,
	2015	2016
	RMB	RMB
Buildings	444,088	1,287,114
Machinery and equipment	202,674	719,947
Leasehold improvements	103,126	230,580
Vehicles	538,235	1,059,067
Furniture, office and electric equipment	81,653	152,973
Construction in progress	577,645	1,116,044

Total	1,947,421	4,565,725

Accumulated depreciation	(194,835)	(500,163)

Property and equipment, net	1,752,586	4,065,562